JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 1.0%
Glencore plc	3,527,103	15,238,671
Rio Tinto plc	367,545	22,134,264
		37,372,935
Austria — 0.5%
ANDRITZ AG	24,139	1,366,768
BAWAG Group AG (a)	27,973	2,528,689
Erste Group Bank AG	109,414	6,726,648
EVN AG	12,634	304,581
Mondi plc	157,382	2,449,764
OMV AG	50,857	2,094,260
Raiffeisen Bank International AG	52,351	1,184,038
Telekom Austria AG	48,756	407,165
Verbund AG	24,453	1,879,735
		18,941,648
Belgium — 1.3%
Ackermans & van Haaren NV	7,893	1,531,768
Ageas SA	57,640	2,969,242
Anheuser-Busch InBev SA	332,955	16,406,822
Azelis Group NV	40,983	839,572
Colruyt Group NV	15,309	563,795
D'ieteren Group	7,212	1,209,720
Elia Group SA/NV	10,027	676,633
Groupe Bruxelles Lambert NV	30,006	2,083,015
KBC Group NV	94,925	7,281,485
Lotus Bakeries NV	148	1,578,704
Sofina SA	5,028	1,253,213
Syensqo SA	26,126	2,058,565
UCB SA	42,885	8,343,418
Warehouses De Pauw CVA, REIT	61,572	1,322,567
		48,118,519
Brazil — 0.0% ^
Yara International ASA (b)	57,926	1,734,909
Chile — 0.1%
Antofagasta plc	117,049	2,481,957
China — 0.5%
Prosus NV	475,141	18,149,218
Denmark — 4.1%
AP Moller - Maersk A/S, Class A	851	1,231,521
AP Moller - Maersk A/S, Class B	1,289	1,903,696
Carlsberg A/S, Class B	32,431	3,396,859
Coloplast A/S, Class B	51,337	5,912,358
Danske Bank A/S	235,224	7,023,221
DSV A/S	68,115	13,569,480
Genmab A/S *	23,043	4,529,264
Novo Nordisk A/S, Class B	1,136,782	95,972,446

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Novonesis (Novozymes) B	125,746	7,209,404
Orsted A/S * (a) (b)	67,133	2,588,685
Pandora A/S	28,918	5,532,545
Tryg A/S	112,617	2,281,458
Vestas Wind Systems A/S *	357,668	4,919,594
		156,070,531
Finland — 1.6%
Elisa OYJ	51,194	2,206,133
Fortum OYJ (b)	155,789	2,263,536
Kesko OYJ, Class A	32,684	615,981
Kesko OYJ, Class B	96,270	1,846,596
Kone OYJ, Class B	126,394	6,542,275
Metso OYJ	250,409	2,485,489
Neste OYJ	152,533	1,932,790
Nokia OYJ	1,854,730	8,745,884
Nordea Bank Abp	1,131,455	13,472,660
Orion OYJ, Class A	9,831	526,252
Orion OYJ, Class B	38,091	2,068,247
Sampo OYJ, Class A	172,698	7,129,023
Stora Enso OYJ, Class R	210,475	2,331,066
UPM-Kymmene OYJ	190,121	5,606,647
Wartsila OYJ Abp	172,618	3,260,788
		61,033,367
France — 13.8%
Aeroports de Paris SA	12,760	1,454,026
Air Liquide SA	204,856	35,784,610
Airbus SE	208,778	36,112,648
Amundi SA (a)	22,188	1,561,941
AXA SA	613,242	23,264,659
BioMerieux	15,279	1,854,414
BNP Paribas SA	369,273	25,224,924
Bollore SE	250,608	1,480,593
Bouygues SA	73,466	2,335,219
Bureau Veritas SA	112,379	3,512,030
Capgemini SE	59,650	10,839,384
Cie de Saint-Gobain SA	163,549	15,336,550
Cie Generale des Etablissements Michelin SCA	244,172	8,491,575
Credit Agricole SA	435,943	6,562,857
Danone SA	228,811	16,027,058
Dassault Aviation SA	7,023	1,584,760
Dassault Systemes SE	250,331	9,773,382
Engie SA	657,782	10,858,591
EssilorLuxottica SA	102,486	28,128,182
Hermes International SCA	12,110	34,061,311
Kering SA (b)	25,098	6,570,362
Legrand SA	93,046	9,486,303
L'Oreal SA	86,188	31,978,520

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
LVMH Moet Hennessy Louis Vuitton SE	91,699	67,069,069
Orange SA	626,740	6,740,281
Pernod Ricard SA	71,173	8,128,616
Publicis Groupe SA	81,005	8,615,041
Safran SA	123,931	30,722,050
Sartorius Stedim Biotech	9,871	2,276,044
Societe Generale SA	255,248	8,262,391
Sodexo SA	29,743	2,196,904
Thales SA	33,110	5,359,690
TotalEnergies SE	747,926	43,328,951
Veolia Environnement SA	221,789	6,328,501
Vinci SA	168,097	18,190,257
		529,501,694
Germany — 13.8%
adidas AG	56,575	14,916,554
Allianz SE (Registered)	139,640	45,531,892
BASF SE	318,170	15,328,706
Bayer AG (Registered)	326,778	7,312,190
Bayerische Motoren Werke AG	103,128	8,374,983
Bayerische Motoren Werke AG (Preference)	21,013	1,596,629
Beiersdorf AG (b)	34,847	4,661,621
Commerzbank AG	333,627	6,442,023
Continental AG	38,493	2,735,818
Covestro AG * (a)	64,866	3,829,581
Daimler Truck Holding AG	172,249	7,585,402
Deutsche Bank AG (Registered)	660,423	12,926,348
Deutsche Boerse AG	65,486	16,177,524
Deutsche Post AG	342,910	12,345,724
Deutsche Telekom AG (Registered)	1,232,078	41,334,935
Dr Ing hc F Porsche AG (Preference) (a) (b)	39,310	2,502,837
E.ON SE	789,156	9,347,409
Fresenius SE & Co. KGaA *	146,585	5,609,150
Hannover Rueck SE	21,430	5,646,564
Heidelberg Materials AG	46,536	6,548,363
Henkel AG & Co. KGaA	34,361	2,654,294
Henkel AG & Co. KGaA (Preference)	58,039	5,070,858
Infineon Technologies AG	450,844	14,823,079
Mercedes-Benz Group AG	285,293	17,357,261
Merck KGaA	46,058	6,952,571
MTU Aero Engines AG	18,561	6,340,677
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	47,987	26,010,508
Rheinmetall AG	15,463	12,089,501
RWE AG	241,037	7,469,437
SAP SE	366,363	100,960,212
Sartorius AG (Preference) (b)	8,767	2,529,906
Siemens AG (Registered)	262,200	56,209,390
Siemens Energy AG *	183,016	10,888,953

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Siemens Healthineers AG (a)	96,184	5,459,037
Symrise AG	44,743	4,581,418
Talanx AG	21,433	1,820,536
Volkswagen AG (Preference)	71,687	7,309,634
Vonovia SE	290,428	8,885,120
		528,166,645
Hong Kong — 0.2%
Prudential plc	954,160	7,940,463
Ireland — 0.2%
Kerry Group plc, Class A	54,679	5,615,076
Kingspan Group plc	55,276	3,834,590
		9,449,666
Italy — 4.3%
A2A SpA	553,959	1,308,250
Amplifon SpA	46,377	1,239,372
Banca Mediolanum SpA	73,980	993,248
Banco BPM SpA	467,787	4,111,942
Buzzi SpA	29,629	1,213,734
Coca-Cola HBC AG	72,822	2,527,970
Davide Campari-Milano NV (b)	202,952	1,170,853
DiaSorin SpA	7,711	825,906
Enel SpA	2,766,867	19,666,026
Eni SpA	762,634	10,736,691
Ferrari NV	39,607	16,992,772
FinecoBank Banca Fineco SpA	217,658	4,132,271
Generali	358,490	11,351,048
Hera SpA	321,452	1,175,504
Infrastrutture Wireless Italiane SpA (a)	124,332	1,292,636
Intesa Sanpaolo SpA	5,583,261	24,166,204
Leonardo SpA	142,755	4,459,883
Mediobanca Banca di Credito Finanziario SpA	209,204	3,419,920
Moncler SpA	76,367	4,834,251
Nexi SpA * (a) (b)	193,329	981,791
Pirelli & C SpA (a)	97,696	587,894
Poste Italiane SpA (a)	163,493	2,481,105
Prysmian SpA	101,433	7,055,588
Recordati Industria Chimica e Farmaceutica SpA	34,640	2,104,870
Snam SpA	764,946	3,537,458
Telecom Italia SpA * (b)	3,592,991	986,230
Telecom Italia SpA *	2,148,902	686,147
Terna - Rete Elettrica Nazionale	501,255	4,134,811
UniCredit SpA	555,076	25,490,899
		163,665,274
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	54,787	1,556,965

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Luxembourg — 0.3%
ArcelorMittal SA	160,334	3,996,348
CVC Capital Partners plc * (a)	293,678	6,953,627
		10,949,975
Mexico — 0.0% ^
Fresnillo plc	61,219	523,996
Netherlands — 6.2%
Adyen NV * (a)	10,897	17,589,031
Aegon Ltd.	473,245	3,089,578
Akzo Nobel NV	60,753	3,450,650
Argenx SE *	21,071	13,909,756
ASM International NV	15,708	9,113,526
ASML Holding NV	140,265	103,762,834
EXOR NV	35,547	3,368,020
HAL Trust	12,750	1,581,273
Heineken Holding NV	46,589	2,809,076
Heineken NV	100,248	6,964,996
ING Groep NV	1,121,831	18,645,832
JDE Peet's NV	42,604	744,122
Koninklijke Ahold Delhaize NV	324,387	11,495,492
Koninklijke KPN NV	1,404,570	5,082,467
Koninklijke Philips NV *	282,395	7,783,444
NN Group NV	97,644	4,481,494
Universal Music Group NV	337,471	9,412,816
Wolters Kluwer NV	84,683	15,383,685
		238,668,092
Norway — 1.0%
Aker BP ASA	109,394	2,283,321
DNB Bank ASA	264,745	5,623,365
Equinor ASA	268,145	6,457,944
Gjensidige Forsikring ASA	59,345	1,217,446
Kongsberg Gruppen ASA	31,169	3,699,857
Mowi ASA	157,986	3,172,645
Norsk Hydro ASA	466,533	2,751,592
Orkla ASA	266,365	2,473,476
Salmar ASA (b)	26,959	1,427,896
Schibsted ASA, Class A	25,103	745,192
Schibsted ASA, Class B	33,734	964,308
Storebrand ASA	157,655	1,856,356
Telenor ASA	224,621	2,746,565
Var Energi ASA	290,129	891,622
		36,311,585
Poland — 0.6%
Allegro.eu SA * (a)	222,662	1,634,057
Bank Polska Kasa Opieki SA	74,848	2,936,134
Dino Polska SA * (a)	17,063	1,889,478
ING Bank Slaski SA	11,591	810,938

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — continued
KGHM Polska Miedz SA	48,633	1,491,189
LPP SA	409	1,650,241
ORLEN SA	207,354	2,734,130
Powszechna Kasa Oszczednosci Bank Polski SA	305,698	5,015,504
Powszechny Zaklad Ubezpieczen SA	202,577	2,483,924
Santander Bank Polska SA	11,883	1,475,100
		22,120,695
Portugal — 0.2%
EDP SA	1,009,906	3,175,321
Galp Energia SGPS SA	156,238	2,614,826
Jeronimo Martins SGPS SA	98,119	1,939,074
		7,729,221
Russia — 0.0% ^
Evraz plc ‡ *	453,755	1
Singapore — 0.1%
STMicroelectronics NV	232,510	5,194,496
South Africa — 0.3%
Anglo American plc	432,183	12,654,840
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	72,083	3,670,050
Aena SME SA (a)	26,211	5,644,804
Amadeus IT Group SA	155,276	11,362,719
Banco Bilbao Vizcaya Argentaria SA	2,052,537	23,368,040
Banco Santander SA	5,435,487	27,854,185
CaixaBank SA	1,287,796	7,795,489
Cellnex Telecom SA (a)	209,462	7,015,551
EDP Renovaveis SA	89,438	836,778
Endesa SA	112,833	2,497,932
Iberdrola SA	2,068,476	29,230,807
Industria de Diseno Textil SA	395,092	21,445,835
Naturgy Energy Group SA	44,913	1,103,316
Redeia Corp. SA	134,452	2,261,633
Repsol SA	411,569	4,783,213
Telefonica SA (b)	1,680,699	6,847,667
		155,718,019
Sweden — 5.3%
Alfa Laval AB	103,131	4,597,230
Assa Abloy AB, Class B	375,478	11,503,265
Atlas Copco AB, Class A	902,145	15,071,028
Atlas Copco AB, Class B	556,435	8,272,302
Axfood AB	38,256	821,166
Beijer Ref AB	130,852	1,941,695
Boliden AB	97,502	2,928,503
Castellum AB *	151,011	1,637,840
Epiroc AB, Class A	221,917	4,228,940

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class B	139,038	2,321,156
EQT AB	249,789	8,155,749
Essity AB, Class A	7,874	200,262
Essity AB, Class B	216,002	5,470,418
Evolution AB (a)	66,872	5,130,396
Fastighets AB Balder, Class B * (b)	236,661	1,684,006
H & M Hennes & Mauritz AB, Class B (b)	202,209	2,693,991
Hexagon AB, Class B	751,584	8,701,641
Holmen AB, Class B	27,954	1,059,195
Industrivarden AB, Class A	44,319	1,573,578
Industrivarden AB, Class C	55,184	1,949,934
Indutrade AB	95,317	2,624,002
Investment AB Latour, Class B	51,675	1,351,078
Investor AB, Class A	202,696	5,775,580
Investor AB, Class B	620,834	17,679,002
L E Lundbergforetagen AB, Class B	26,645	1,282,406
Lifco AB, Class B	80,541	2,641,093
Nibe Industrier AB, Class B	584,759	2,342,818
Nordnet AB publ	55,759	1,325,487
Saab AB, Class B	127,833	2,763,320
Sagax AB, Class B	76,476	1,683,109
Sagax AB, Class D	39,262	112,073
Sandvik AB	332,242	6,855,155
Securitas AB, Class B	188,230	2,394,859
Skandinaviska Enskilda Banken AB, Class A	496,997	7,044,563
Skandinaviska Enskilda Banken AB, Class C	7,188	104,845
Skanska AB, Class B	112,682	2,414,194
SKF AB, Class B	128,165	2,588,650
SSAB AB, Class A	84,307	405,035
SSAB AB, Class B	201,559	950,790
Svenska Cellulosa AB SCA, Class B	200,290	2,758,461
Svenska Handelsbanken AB, Class A	494,317	5,468,966
Svenska Handelsbanken AB, Class B (b)	12,601	188,742
Swedbank AB, Class A	352,061	7,665,580
Swedish Orphan Biovitrum AB *	57,249	1,733,817
Tele2 AB, Class B	196,813	2,189,513
Telefonaktiebolaget LM Ericsson, Class A	19,546	147,525
Telefonaktiebolaget LM Ericsson, Class B	933,624	7,030,074
Telia Co. AB	801,827	2,359,676
Trelleborg AB, Class B	75,227	2,832,464
Volvo AB, Class A	60,279	1,662,827
Volvo AB, Class B	531,180	14,635,821
		200,953,820
Switzerland — 7.1%
ABB Ltd. (Registered)	567,939	30,925,632
Chocoladefabriken Lindt & Spruengli AG	370	4,250,222
Chocoladefabriken Lindt & Spruengli AG (Registered)	40	4,527,308

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Cie Financiere Richemont SA (Registered)	190,216	36,772,307
DSM-Firmenich AG	76,921	7,852,817
EMS-Chemie Holding AG (Registered)	2,422	1,714,523
Galderma Group AG *	19,334	2,350,012
Geberit AG (Registered)	11,964	6,673,143
Givaudan SA (Registered)	3,307	14,477,089
Julius Baer Group Ltd.	70,375	4,944,855
Kuehne + Nagel International AG (Registered)	17,573	3,993,163
Lonza Group AG (Registered)	24,922	15,802,853
Partners Group Holding AG	7,680	11,667,067
Sandoz Group AG	140,573	6,730,264
Schindler Holding AG	14,523	4,196,537
Schindler Holding AG (Registered)	7,365	2,071,316
SGS SA (Registered)	54,388	5,283,170
Sika AG (Registered)	57,158	14,516,072
Sonova Holding AG (Registered)	17,404	6,071,969
Straumann Holding AG (Registered)	39,580	5,613,063
Swiss Life Holding AG (Registered)	9,840	8,033,777
Swisscom AG (Registered)	9,048	5,091,665
UBS Group AG (Registered)	1,073,222	37,841,312
Zurich Insurance Group AG	51,213	31,033,271
		272,433,407
United Arab Emirates — 0.0%
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.8%
3i Group plc	346,993	16,670,711
Admiral Group plc	79,368	2,651,726
Ashtead Group plc	155,746	10,150,275
Associated British Foods plc	117,160	2,749,109
AstraZeneca plc	552,527	77,561,328
Auto Trader Group plc (a)	309,884	3,018,227
Aviva plc	963,462	6,106,954
B&M European Value Retail SA	324,260	1,294,577
BAE Systems plc	1,076,425	16,271,497
Barclays plc	5,157,266	18,901,367
Barratt Redrow plc	486,842	2,727,153
Berkeley Group Holdings plc	36,503	1,746,482
British American Tobacco plc	706,517	28,031,749
BT Group plc	2,247,547	3,939,174
Bunzl plc	115,688	4,924,457
Centrica plc	1,898,589	3,336,786
Coca-Cola Europacific Partners plc	72,999	5,734,071
Compass Group plc	609,225	20,990,477
ConvaTec Group plc (a)	580,212	1,769,035
Croda International plc	46,234	1,904,339
DCC plc	35,218	2,428,357
Diageo plc	792,666	23,613,873

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Entain plc	227,718	1,977,256
Halma plc	135,362	5,070,835
Hargreaves Lansdown plc	125,985	1,716,913
Hiscox Ltd.	123,744	1,676,992
Howden Joinery Group plc	188,544	1,905,715
HSBC Holdings plc	6,466,807	67,540,126
Imperial Brands plc	299,701	10,108,214
Informa plc	468,538	4,999,497
InterContinental Hotels Group plc	56,316	7,509,254
Intermediate Capital Group plc	103,496	3,015,737
International Consolidated Airlines Group SA	1,307,288	5,451,494
Intertek Group plc	57,552	3,629,725
J Sainsbury plc	580,846	1,824,293
JD Sports Fashion plc	892,480	979,408
Kingfisher plc	663,270	2,015,033
Land Securities Group plc, REIT	250,921	1,809,621
Legal & General Group plc	2,127,113	6,351,853
Lloyds Banking Group plc	21,764,823	16,734,232
London Stock Exchange Group plc	170,639	25,392,455
M&G plc	808,125	2,081,842
Melrose Industries plc	434,698	3,280,716
National Grid plc	1,741,779	21,129,963
NatWest Group plc	2,438,822	13,002,968
Next plc	42,152	5,180,889
Pearson plc	241,417	4,005,298
Persimmon plc	113,870	1,778,127
Phoenix Group Holdings plc	267,076	1,721,307
Reckitt Benckiser Group plc	246,072	16,272,441
RELX plc	662,200	32,882,524
Rentokil Initial plc	863,293	4,228,019
Rightmove plc	283,238	2,330,751
Rolls-Royce Holdings plc *	3,031,979	22,606,903
Sage Group plc (The)	345,998	5,750,314
Schroders plc	328,727	1,435,553
Segro plc, REIT	436,511	3,859,445
Severn Trent plc	94,136	2,939,992
Smith & Nephew plc	311,060	3,944,592
Smiths Group plc	123,884	3,155,352
Spirax Group plc	26,309	2,615,721
SSE plc	389,577	7,848,237
Standard Chartered plc	676,050	9,092,550
Taylor Wimpey plc	1,259,341	1,865,083
Tesco plc	2,441,531	11,236,886
Unilever plc	883,196	50,586,856
United Utilities Group plc	236,052	2,982,548
Vodafone Group plc	7,405,482	6,309,069
Weir Group plc (The)	89,977	2,684,087
Whitbread plc	60,651	2,103,777

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Wise plc, Class A *	248,056	3,417,596
WPP plc	383,172	3,642,493
		682,202,276
United States — 14.2%
Alcon AG	175,340	16,000,457
BP plc	5,084,024	26,301,158
Experian plc	327,524	16,133,727
Ferrovial SE	173,720	7,414,942
GSK plc	1,446,739	25,201,610
Haleon plc	2,383,135	11,108,306
Holcim AG	171,016	17,139,911
Nestle SA (Registered)	915,751	77,784,469
Novartis AG (Registered)	681,379	71,324,596
Roche Holding AG	246,017	77,340,853
Roche Holding AG	10,345	3,440,290
Sanofi SA	404,774	43,991,648
Schneider Electric SE	192,332	48,780,163
Shell plc	2,192,979	72,005,924
Stellantis NV	721,211	9,629,529
Swiss Re AG	99,515	15,192,686
Tenaris SA	141,328	2,670,986
		541,461,255
Total Common Stocks (Cost $3,847,636,488)		3,771,105,469
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $20,148,055)	20,148,055	20,148,055
Total Investments — 99.1% (Cost $3,867,784,543)		3,791,253,524
Other Assets in Excess of Liabilities — 0.9%		34,325,233
NET ASSETS — 100.0%		3,825,578,757

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $18,857,088.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	11.4%
Banks	10.2
Insurance	5.9
Oil, Gas & Consumable Fuels	4.6
Textiles, Apparel & Luxury Goods	4.5
Capital Markets	4.0
Aerospace & Defense	3.8
Semiconductors & Semiconductor Equipment	3.5
Food Products	3.2
Software	3.1
Chemicals	3.0
Electrical Equipment	3.0
Machinery	2.6
Personal Care Products	2.6
Diversified Telecommunication Services	2.3
Health Care Equipment & Supplies	2.2
Professional Services	2.0
Electric Utilities	2.0
Beverages	1.9
Industrial Conglomerates	1.7
Metals & Mining	1.7
Automobiles	1.7
Financial Services	1.6
Multi-Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Building Products	1.0
Tobacco	1.0
Others (each less than 1.0%)	12.2
Short-Term Investments	0.5

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	664	03/21/2025	EUR	36,322,196	2,418,365
FTSE 100 Index	166	03/21/2025	GBP	17,744,035	945,788
					3,364,153

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	37,372,935	—	37,372,935
Austria	2,286,900	16,654,748	—	18,941,648
Belgium	563,795	47,554,724	—	48,118,519
Brazil	1,734,909	—	—	1,734,909
Chile	—	2,481,957	—	2,481,957
China	—	18,149,218	—	18,149,218
Denmark	—	156,070,531	—	156,070,531
Finland	4,800,632	56,232,735	—	61,033,367
France	2,196,904	527,304,790	—	529,501,694
Germany	5,070,858	523,095,787	—	528,166,645
Hong Kong	—	7,940,463	—	7,940,463
Ireland	—	9,449,666	—	9,449,666
Italy	—	163,665,274	—	163,665,274
Jordan	1,556,965	—	—	1,556,965
Luxembourg	—	10,949,975	—	10,949,975
Mexico	—	523,996	—	523,996
Netherlands	11,495,492	227,172,600	—	238,668,092
Norway	9,309,744	27,001,841	—	36,311,585
Poland	2,700,416	19,420,279	—	22,120,695
Portugal	1,939,074	5,790,147	—	7,729,221
Russia	—	—	1	1
Singapore	—	5,194,496	—	5,194,496
South Africa	—	12,654,840	—	12,654,840
Spain	1,103,316	154,614,703	—	155,718,019
Sweden	7,416,507	193,537,313	—	200,953,820
Switzerland	16,827,101	255,606,306	—	272,433,407
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	7,411,063	674,791,213	—	682,202,276
United States	—	541,461,255	—	541,461,255
Total Common Stocks	76,413,676	3,694,691,792	1	3,771,105,469
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	20,148,055	—	—	20,148,055
Total Investments in Securities	$96,561,731	$3,694,691,792	$1	$3,791,253,524
Appreciation in Other Financial Instruments
Futures Contracts	$3,364,153	$—	$—	$3,364,153

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$75,600,705	$136,566,401	$192,019,051	$—	$—	$20,148,055	20,148,055	$653,331	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.